14. SEGMENT REPORTING (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Segment revenues	$ 253,197	$ 172,104	$ 411,638	$ 243,459
Cost of sales	228,538	154,076	367,236	211,091
Gross profit	24,659	18,028	44,402	32,368
Selling and marketing	2,982	2,618	5,427	4,821
General and administrative	12,592	11,468	24,606	23,244
Litigation expense	0	0	4,350	0
Interest expense	5,916		10,445
Other income, net	2,958	4,227	4,947	6,640
Income (loss) from operations	6,127	6,184	4,521	7,117
Interest income	(39)	(135)	(72)	(227)
Depreciation and amortization	978		1,966
Segment income (loss) before taxes	6,166	6,319	4,593	7,344
Commercial Vehicles
Segment revenues	252,247		410,236
Cost of sales	227,925		365,991
Gross profit	24,322		44,245
Selling and marketing	2,934		5,314
General and administrative	12,233		23,719
Litigation expense			4,350
Interest expense	5,916		10,445
Other income, net	(2,958)		(4,947)
Income (loss) from operations	6,197		5,364
Interest income	(38)		(71)
Depreciation and amortization	482		990
Segment income (loss) before taxes	6,235		5,435
Office Leasing Segment
Segment revenues	950		1,402
Cost of sales	613		1,245
Gross profit	337		157
Selling and marketing	48		113
General and administrative	359		887
Litigation expense			0
Interest expense	0		0
Other income, net	0		0
Income (loss) from operations	(70)		(843)
Interest income	(1)		(1)
Depreciation and amortization	496		976
Segment income (loss) before taxes	$ (69)		$ (842)